Property, Plant, and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment, Net [Abstract]
Depreciation expenses	$ 907,254	$ 899,091	$ 686,724